Risk Lose Money [Member] Annual Fund Operating Expenses - Wilmington Global Alpha Equities Fund	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	(0.46%)	[1]
Net Expenses (as a percentage of Assets)	1.50%
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.21%)	[1]
Net Expenses (as a percentage of Assets)	1.25%

[1]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 1.49% and 1.24%, respectively, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be withdrawn after August 31, 2027, or with the agreement of the Fund’s Board of Trustees.